SCHEDULE OF CONVERTIBLE PREFERRED STOCK (Details) - shares		6 Months Ended
	Jul. 13, 2026	Jun. 30, 2026
Common Stock [Member]
Class of Stock [Line Items]
Stock issued during period shares conversion of convertible securities	118,592,200
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Stock issued during period shares conversion of convertible securities		2,371,844
A P S I [Member]
Class of Stock [Line Items]
Stock issued during period shares conversion of convertible securities	90,000,000	1,800,000
Gope S. Kundnani [Member]
Class of Stock [Line Items]
Stock issued during period shares conversion of convertible securities	9,592,200	191,844
Mitchell Eaglstein [Member]
Class of Stock [Line Items]
Stock issued during period shares conversion of convertible securities	7,500,000	150,000
Imran Firoz [Member]
Class of Stock [Line Items]
Stock issued during period shares conversion of convertible securities	7,500,000	150,000
FRH Group [Member]
Class of Stock [Line Items]
Stock issued during period shares conversion of convertible securities	2,500,000	50,000
William B Barnett [Member]
Class of Stock [Line Items]
Stock issued during period shares conversion of convertible securities	500,000	10,000
Susan Eaglstein [Member]
Class of Stock [Line Items]
Stock issued during period shares conversion of convertible securities	500,000	10,000
Nicky Kundnani [Member]
Class of Stock [Line Items]
Stock issued during period shares conversion of convertible securities	500,000	10,000